T. ROWE PRICE Capital Appreciation Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.1%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 22,249,988 21,297
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 17,777,472 16,350
Total Asset-Backed Securities (Cost $39,839) 37,647
BANK LOANS 9.2% (2)
1011778 BC ULC, FRN
1M TSFR + 2.25%, 7.58%, 9/20/30 (3) 84,552,013 84,467
ADMI, FRN
1M TSFR + 3.38%, 8.82%, 12/23/27  40,648,100 39,124
ADMI, FRN
1M TSFR + 3.75%, 9.195%, 12/23/27  124,146,739 119,749
ADMI, FRN
1M TSFR + 5.75%, 11.08%, 12/23/27  14,064,080 14,064
Alliant Holdings Intermediate, FRN
1M TSFR + 3.50%, 8.827%, 11/6/30  262,096,528 263,079
AmWINS Group, FRN
1M TSFR + 2.25%, 2/19/28 (3) 6,574,000 6,573
Applied Systems, FRN
1M TSFR + 3.50%, 8.809%, 2/24/31 (3) 446,313,299 448,786
Applied Systems, FRN
1M TSFR + 5.25%, 10.559%, 2/23/32 (3) 68,596,360 70,911
AssuredPartners, FRN
1M TSFR + 3.50%, 8.827%, 2/12/27  9,568,542 9,574
AssuredPartners, FRN
1M TSFR + 3.50%, 8.827%, 2/14/31  65,442,189 65,504
AssuredPartners, FRN
1M TSFR + 3.50%, 8.942%, 2/12/27  9,549,512 9,557
AssuredPartners, FRN
1M TSFR + 3.75%, 9.077%, 2/12/27  96,852,914 96,894
AssuredPartners, FRN, Refinancing
1M TSFR + 3.50%, 8.942%, 2/12/27  16,607,760 16,618
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.58%, 2/15/29  169,089,677 167,267
Avantor Funding, FRN
1M TSFR + 2.25%, 7.68%, 11/8/27  6,595,980 6,599
Azalea Topco, FRN
1M TSFR + 3.50%, 8.942%, 7/24/26  166,193,439 165,120
Azalea Topco, FRN
1M TSFR + 3.75%, 9.177%, 7/24/26  33,656,310 33,446

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Azalea Topco, FRN
1M TSFR + 3.75%, 9.192%, 7/24/26  59,014,348 58,535
BroadStreet Partners, FRN
1M TSFR + 3.00%, 8.445%, 1/27/27 (3) 46,016,686 46,121
BroadStreet Partners, FRN
1M TSFR + 3.75%, 9.08%, 1/27/29  105,061,028 105,271
Charter Communications Operating, FRN
1M TSFR + 1.75%, 7.052%, 2/1/27  53,706,998 53,694
Ellucian Holdings, FRN
1M TSFR + 3.50%, 8.93%, 10/9/29 (3) 140,660,515 141,188
Epicor Software, FRN
1M TSFR + 3.25%, 8.692%, 7/30/27 (3) 37,830,106 37,939
Epicor Software, FRN
1M TSFR + 3.75%, 9.077%, 7/30/27  6,430,159 6,458
Filtration Group, FRN
1M TSFR + 3.50%, 8.945%, 10/21/28  99,272,279 99,421
Filtration Group, FRN
1M TSFR + 4.25%, 9.695%, 10/21/28  152,692,355 153,074
Filtration Group, FRN
3M EURIBOR + 4.25%, 8.08%, 10/21/28 (EUR)  73,588,711 79,245
Heartland Dental, FRN
1M TSFR + 5.00%, 10.329%, 4/28/28  131,367,394 131,483
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 7.179%, 6/21/28 (3) 151,663,959 151,888
HUB International, FRN
1M TSFR + 3.25%, 8.574%, 6/20/30  794,579,573 794,723
IRB Holding, FRN
1M TSFR + 2.75%, 8.177%, 12/15/27  194,903,592 194,861
Loire Finco Luxembourg, FRN
1M TSFR + 3.50%, 8.93%, 4/21/27  143,011,108 139,436
Loire Finco Luxembourg, FRN
1M TSFR + 3.75%, 9.18%, 4/21/27  28,790,106 28,070
Medline Borrower, FRN
1M USD LIBOR + 2.75%, 10/23/28 (3) 13,147,236 13,175
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 10.733%, 6/21/27  195,066,738 200,630
Quartz Acquireco, FRN
1M TSFR + 3.50%, 8.809%, 6/28/30  12,924,476 12,941
RealPage, FRN
1M TSFR + 3.00%, 8.445%, 4/24/28  66,189,888 64,351
RealPage, FRN
1M TSFR + 6.50%, 11.945%, 4/23/29  6,300,000 6,232
Ryan Specialty, FRN
1M TSFR + 2.75%, 8.08%, 9/1/27  36,281,847 36,300
SBA Senior Finance II, FRN
1M TSFR + 2.00%, 7.33%, 1/25/31 (3) 96,922,557 97,074

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Severin Acquisition, FRN
3M TSFR + 3.00%, 8.313%, 8/1/27 (3) 17,072,082 17,090
SkyMiles IP, FRN
3M TSFR + 3.75%, 9.068%, 10/20/27 (3) 98,580,967 101,580
Storable, FRN
1M TSFR + 3.50%, 8.783%, 4/17/28  44,494,789 44,513
Trans Union, FRN
1M TSFR + 1.75%, 7.177%, 11/16/26  69,843,672 69,772
Trans Union, FRN
1M TSFR + 2.00%, 12/1/28 (3) 6,713,212 6,707
TransDigm, FRN
1M TSFR + 2.75%, 8/24/28 (3) 8,502,300 8,529
TransDigm, FRN
1M TSFR + 2.75%, 8.059%, 3/15/30 (3) 57,454,088 57,550
Truist Insurance Holdings, FRN
1M USD LIBOR + 3.25%, 3/22/31 (3) 66,558,122 66,447
Truist Insurance Holdings, FRN
1M USD LIBOR + 4.75%, 3/8/32 (3) 166,201,812 167,033
UKG, FRN
1M TSFR + 3.50%, 8.814%, 2/10/31  324,052,221 325,591
USI, FRN
1M TSFR + 3.00%, 8.309%, 11/22/29  163,771,075 163,748
USI, FRN
1M TSFR + 3.25%, 8.552%, 9/27/30  251,602,589 251,680
Total Bank Loans (Cost $5,508,703) 5,549,682
BOND MUTUAL FUNDS 1.4%
T. Rowe Price Institutional Floating Rate Fund – Institutional Class,
8.57% (4)(5) 91,037,518 861,215
Total Bond Mutual Funds (Cost $879,696) 861,215
COMMON STOCKS 62.4%
COMMUNICATION SERVICES 4.0%
Interactive Media & Services 4.0%
Alphabet, Class A (6)(7) 11,146,722 1,682,375
Meta Platforms, Class A (6) 1,534,749 745,243
Total Communication Services 2,427,618
CONSUMER DISCRETIONARY 4.2%
Broadline Retail 2.3%
Amazon.com (6)(7) 7,874,610 1,420,422
1,420,422
Hotels, Restaurants & Leisure 1.9%
Hilton Worldwide Holdings  1,565,042 333,839

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McDonald's (6) 664,200 187,272
Yum! Brands (6) 4,625,728 641,357
1,162,468
Total Consumer Discretionary 2,582,890
ENERGY 2.9%
Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources  16,141,990 1,231,957
Chesapeake Energy  5,746,400 510,453
Total Energy 1,742,410
FINANCIALS 6.8%
Banks 0.6%
PNC Financial Services Group  2,109,193 340,846
340,846
Capital Markets 2.8%
Goldman Sachs Group  794,700 331,938
Intercontinental Exchange (6) 4,982,072 684,686
KKR  3,535,375 355,588
Morgan Stanley  3,372,100 317,517
1,689,729
Financial Services 2.1%
Mastercard, Class A (6) 1,444,791 695,768
Visa, Class A (6) 2,130,715 594,640
1,290,408
Insurance 1.3%
Arthur J Gallagher (6) 446,800 111,718
Hockey Parent Holdings, Acquisition Date: 9/14/23,
Cost $123,055 (7)(8)(9) 123,055 123,055
Marsh & McLennan (6) 2,615,111 538,660
773,433
Total Financials 4,094,416
HEALTH CARE 12.6%
Biotechnology 1.9%
AbbVie (6) 3,110,041 566,339
Argenx, ADR (7) 457,100 179,969
Biogen (7) 1,780,695 383,971
1,130,279
Health Care Equipment & Supplies 3.2%
Becton Dickinson & Company (6) 4,874,061 1,206,087
GE HealthCare Technologies (6) 5,245,389 476,858
Teleflex  1,146,310 259,261
1,942,206

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 2.6%
Humana  428,500 148,570
UnitedHealth Group (6) 2,927,967 1,448,465
1,597,035
Life Sciences Tools & Services 4.0%
Avantor (7) 6,596,855 168,681
Danaher (6) 3,175,796 793,060
Revvity (4) 10,900,673 1,144,571
Thermo Fisher Scientific (6) 538,317 312,875
2,419,187
Pharmaceuticals 0.9%
Eli Lilly  713,200 554,841
554,841
Total Health Care 7,643,548
INDUSTRIALS & BUSINESS SERVICES 9.9%
Aerospace & Defense 1.3%
Northrop Grumman (6) 258,700 123,829
RTX  6,839,000 667,008
790,837
Commercial Services & Supplies 3.6%
Republic Services (6) 680,901 130,352
Veralto (6) 9,599,795 851,118
Waste Connections  6,948,087 1,195,140
2,176,610
Electrical Equipment 0.4%
AMETEK  1,462,381 267,470
267,470
Industrial Conglomerates 1.5%
Roper Technologies (6) 1,647,652 924,069
924,069
Machinery 3.0%
Fortive (6) 16,224,410 1,395,624
Ingersoll Rand  4,437,299 421,321
1,816,945
Professional Services 0.1%
Equifax (6) 177,165 47,395
47,395
Total Industrials & Business Services 6,023,326

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 14.8%
Electronic Equipment, Instruments & Components 1.1%
Teledyne Technologies (7) 1,520,364 652,723
652,723
Semiconductors & Semiconductor Equipment 3.2%
KLA  333,187 232,754
Lam Research  309,142 300,353
NVIDIA (6) 1,256,400 1,135,233
NXP Semiconductors (6) 960,455 237,972
1,906,312
Software 9.0%
Aurora Innovation (7) 81,666,281 230,299
Intuit  1,176,300 764,595
Microsoft (6) 7,165,562 3,014,695
PTC (7) 3,394,464 641,350
Salesforce (6) 2,521,530 759,435
5,410,374
Technology Hardware, Storage & Peripherals 1.5%
Apple (6) 5,247,838 899,899
899,899
Total Information Technology 8,869,308
MATERIALS 0.9%
Chemicals 0.9%
Linde (6) 1,117,422 518,841
Total Materials 518,841
REAL ESTATE 0.3%
Specialized Real Estate Investment Trusts 0.3%
SBA Communications, REIT  748,534 162,207
Total Real Estate 162,207
UTILITIES 5.1%
Electric Utilities 1.1%
Exelon (6) 17,216,479 646,823
646,823
Multi-Utilities 3.5%
Ameren  8,147,546 602,592
CenterPoint Energy  21,325,461 607,562
CMS Energy (4) 1,951,055 117,727
DTE Energy (6) 3,955,302 443,548
NiSource  7,660,842 211,899
WEC Energy Group  1,440,048 118,257
2,101,585

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities 0.5%
Essential Utilities  8,434,742 312,507
312,507
Total Utilities 3,060,915
Total Miscellaneous Common Stocks  0.9% (10) 520,411
Total Common Stocks (Cost $25,448,181) 37,645,890
CONVERTIBLE PREFERRED STOCKS 0.3%
INFORMATION TECHNOLOGY 0.3%
Software 0.3%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (7)
(8)(9) 2,141,932 132,157
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (7)
(8)(9) 177,514 10,988
Waymo, Series C-2, Acquisition Date: 1/12/24, Cost $7,879 (7)(8)
(9) 100,753 6,136
Total Information Technology 149,281
Total Convertible Preferred Stocks (Cost $208,083) 149,281
CORPORATE BONDS 10.4%
Alliant Holdings Intermediate, 4.25%, 10/15/27 (1) 14,488,000 13,619
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 22,598,000 20,960
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 74,120,000 72,730
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 161,771,000 162,378
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 162,810,000 164,235
American Tower, 1.50%, 1/31/28  5,761,000 5,015
AmWINS Group, 4.875%, 6/30/29 (1) 20,741,000 19,237
AssuredPartners, 7.50%, 2/15/32 (1) 16,357,000 16,071
Avantor Funding, 3.875%, 11/1/29 (1) 97,085,000 87,255
Avantor Funding, 4.625%, 7/15/28 (1) 144,276,000 136,702
Ball, 6.00%, 6/15/29  54,727,000 55,206
Becton Dickinson & Company, 3.70%, 6/6/27  20,186,000 19,372
Biogen, 3.15%, 5/1/50  65,059,000 43,471
Black Knight InfoServ, 3.625%, 9/1/28 (1) 10,366,000 9,796
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 29,827,000 27,925
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 21,063,000 19,615
Booz Allen Hamilton, 5.95%, 8/4/33  16,093,000 16,656
BroadStreet Partners, 5.875%, 4/15/29 (1) 57,240,000 52,875
CCO Holdings, 5.00%, 2/1/28 (1) 256,669,000 238,702
CCO Holdings, 5.125%, 5/1/27 (1) 325,849,000 309,964
CCO Holdings, 5.50%, 5/1/26 (1) 17,270,000 17,011
Cedar Fair, 5.25%, 7/15/29  75,165,000 71,031

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cedar Fair, 5.375%, 4/15/27  94,748,000 93,090
Cedar Fair, 5.50%, 5/1/25 (1) 59,417,000 59,194
Cedar Fair, 6.50%, 10/1/28  64,078,000 64,158
Charles River Laboratories International, 3.75%, 3/15/29 (1) 47,375,000 43,111
Charles River Laboratories International, 4.00%, 3/15/31 (1) 39,757,000 35,384
Charles River Laboratories International, 4.25%, 5/1/28 (1) 27,252,000 25,549
Clarios Global, 6.25%, 5/15/26 (1) 21,420,000 21,340
Clarios Global, 6.75%, 5/15/25 (1) 15,510,000 15,491
Clarios Global, 8.50%, 5/15/27 (1) 76,373,000 76,468
Clarivate Science Holdings, 3.875%, 7/1/28 (1) 10,499,000 9,685
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 7,492,000 6,930
Crowdstrike Holdings, 3.00%, 2/15/29  5,731,000 5,072
Delta Air Lines, 4.75%, 10/20/28 (1) 64,067,302 62,583
Gartner, 3.625%, 6/15/29 (1) 40,131,000 36,218
Gartner, 3.75%, 10/1/30 (1) 12,904,000 11,501
Gartner, 4.50%, 7/1/28 (1) 22,728,000 21,592
GE HealthCare Technologies, 5.65%, 11/15/27  14,651,000 14,916
GFL Environmental, 4.00%, 8/1/28 (1) 26,383,000 24,239
GFL Environmental, 4.375%, 8/15/29 (1) 20,415,000 18,705
GFL Environmental, 4.75%, 6/15/29 (1) 57,628,000 54,026
GFL Environmental, 6.75%, 1/15/31 (1) 16,247,000 16,633
Heartland Dental, 8.50%, 5/1/26 (1) 70,828,000 70,120
Heartland Dental, 10.50%, 4/30/28 (1) 47,725,000 50,589
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 76,133,000 65,379
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 65,849,000 60,252
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 86,641,000 77,435
Hilton Domestic Operating, 4.875%, 1/15/30  49,352,000 47,193
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 24,034,000 23,914
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 57,785,000 57,641
Hilton Domestic Operating, 5.875%, 4/1/29 (1) 39,446,000 39,495
Hilton Worldwide Finance, 4.875%, 4/1/27  17,798,000 17,464
Hologic, 3.25%, 2/15/29 (1) 23,500,000 21,033
Howmet Aerospace, 3.00%, 1/15/29  31,311,000 28,258
Howmet Aerospace, 5.90%, 2/1/27  18,653,000 18,840
HUB International, 5.625%, 12/1/29 (1) 34,550,000 32,347
HUB International, 7.25%, 6/15/30 (1) 591,091,000 605,868
HUB International, 7.375%, 1/31/32 (1) 326,304,000 327,528
Intercontinental Exchange, 4.00%, 9/15/27  6,419,000 6,219
IQVIA, 5.00%, 5/15/27 (1) 37,783,000 36,838
IQVIA, 5.70%, 5/15/28  64,099,000 64,980
IQVIA, 6.50%, 5/15/30 (1) 24,366,000 24,853
KFC Holding, 4.75%, 6/1/27 (1) 139,039,000 134,868
Korn Ferry, 4.625%, 12/15/27 (1) 32,983,000 31,334
Lamar Media, 3.625%, 1/15/31  4,636,000 4,062
Lamar Media, 3.75%, 2/15/28  29,116,000 27,151
Lamar Media, 4.875%, 1/15/29  5,200,000 4,992

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Time, 5.75%, 1/15/26 (1) 51,928,000 51,539
Live Nation Entertainment, 4.875%, 11/1/24 (1) 3,634,000 3,602
Marriott International, Series R, 3.125%, 6/15/26  4,107,000 3,921
Medline Borrower, 6.25%, 4/1/29 (1) 19,720,000 19,819
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 63,942,531 64,183
Mirant, EC, 7.90%, 7/15/09 (1)(7)(9) 16,000,000 —
MSCI, 3.25%, 8/15/33 (1) 29,815,000 24,523
MSCI, 3.625%, 9/1/30 (1) 67,207,000 59,646
MSCI, 3.625%, 11/1/31 (1) 43,855,000 37,989
MSCI, 3.875%, 2/15/31 (1) 44,538,000 39,639
MSCI, 4.00%, 11/15/29 (1) 65,516,000 60,521
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 65,749,000 66,653
Pioneer Natural Resources, 1.125%, 1/15/26  4,515,000 4,198
Pioneer Natural Resources, 2.15%, 1/15/31  11,289,000 9,493
Pioneer Natural Resources, 5.10%, 3/29/26  9,274,000 9,237
PRA Health Sciences, 2.875%, 7/15/26 (1) 16,684,000 15,516
PTC, 4.00%, 2/15/28 (1) 20,858,000 19,450
Ryan Specialty, 4.375%, 2/1/30 (1) 13,042,000 12,178
SBA Communications, 3.125%, 2/1/29  77,391,000 67,814
SBA Communications, 3.875%, 2/15/27  83,271,000 79,003
SBA Tower Trust, 6.599%, 1/15/28 (1) 2,575,000 2,639
Sensata Technologies, 3.75%, 2/15/31 (1) 30,673,000 26,302
Sensata Technologies, 4.00%, 4/15/29 (1) 39,128,000 35,704
Sensata Technologies, 4.375%, 2/15/30 (1) 12,299,000 11,085
Sensata Technologies, 5.00%, 10/1/25 (1) 23,727,000 23,430
Sensata Technologies, 5.875%, 9/1/30 (1) 26,938,000 26,265
Service Corp. International, 3.375%, 8/15/30  25,671,000 22,141
Service Corp. International, 4.625%, 12/15/27  5,264,000 5,073
Six Flags Entertainment, 5.50%, 4/15/27 (1) 115,591,000 112,990
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 29,816,000 29,854
Surgery Center Holdings, 7.25%, 4/15/32 (1) 23,014,000 23,215
Surgery Center Holdings, 10.00%, 4/15/27 (1) 29,057,000 29,093
Teleflex, 4.25%, 6/1/28 (1) 5,408,000 5,063
Teleflex, 4.625%, 11/15/27  37,213,000 35,678
TransDigm, 5.50%, 11/15/27  59,257,000 57,850
TransDigm, 6.375%, 3/1/29 (1) 153,894,000 154,086
TransDigm, 6.625%, 3/1/32 (1) 121,148,000 122,208
TransDigm, 7.125%, 12/1/31 (1) 31,906,000 32,903
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25  737,909 725
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  4,144,904 4,030
UKG, 6.875%, 2/1/31 (1) 31,708,000 32,184
United Airlines PTT, Series 2012-1, Class A, 4.15%, 4/11/24  7,069,122 7,064
USI, 7.50%, 1/15/32 (1) 130,308,000 130,471
Vail Resorts, 6.25%, 5/15/25 (1) 16,059,000 16,062
VICI Properties, 3.75%, 2/15/27 (1) 12,205,000 11,534
VICI Properties, 4.125%, 8/15/30 (1) 14,977,000 13,610

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VICI Properties, 5.75%, 2/1/27 (1) 14,055,000 14,002
VICI Properties, 5.75%, 4/1/34  36,111,000 35,660
Yum! Brands, 3.625%, 3/15/31  58,731,000 51,977
Yum! Brands, 4.625%, 1/31/32  99,944,000 92,198
Yum! Brands, 4.75%, 1/15/30 (1) 47,016,000 44,430
Yum! Brands, 5.35%, 11/1/43  73,562,000 69,976
Yum! Brands, 5.375%, 4/1/32  121,732,000 117,928
Yum! Brands, 6.875%, 11/15/37  36,575,000 39,684
Total Corporate Bonds (Cost $6,269,233) 6,260,402
PREFERRED STOCKS 0.1%
FINANCIALS 0.0%
Financial Services 0.0%
Charles Schwab, Series D, 5.95% (11) 40,332 1,019
Total Financials 1,019
UTILITIES 0.1%
Electric Utilities 0.1%
CMS Energy, 5.875%, 10/15/78 (4) 1,494,106 36,172
CMS Energy, 5.875%, 3/1/79 (4) 855,830 21,199
SCE Trust IV, Series J, VR, 5.375% (4)(11)(12) 738,617 17,365
Total Utilities 74,736
Total Preferred Stocks (Cost $78,222) 75,755
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 11.2%
U.S. Treasury Obligations 11.2%
U.S. Treasury Notes, 3.375%, 5/15/33  1,789,134,500 1,676,195
U.S. Treasury Notes, 3.875%, 8/15/33  1,773,025,300 1,726,484
U.S. Treasury Notes, 4.00%, 2/15/34  1,102,122,200 1,083,868
U.S. Treasury Notes, 4.50%, 11/15/33  2,247,787,000 2,297,660
6,784,207
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $6,730,330) 6,784,207

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 5.5%
Money Market Funds 5.5%
T. Rowe Price Government Reserve Fund, 5.39% (4)(13) 3,342,927,137 3,342,927
Total Short-Term Investments (Cost $3,342,927) 3,342,927
Total Investments in Securities 100.6%
(Cost $48,505,214) $ 60,707,006
Other Assets Less Liabilities (0.6)% (352,653)
Net Assets 100.0% $ 60,354,353
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$4,977,253 and represents 8.2% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of March 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2024.
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$272,336 and represents 0.5% of net assets.
(9) Level 3 in fair value hierarchy.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Perpetual security with no stated maturity date.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.3)%
OTC Options Written (0.3)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
AbbVie, Call, 1/17/25 @
$160.00 3,998 72,804 (11,444)
Citibank
AbbVie, Call, 1/17/25 @
$165.00 3,997 72,785 (10,182)
Citibank
AbbVie, Call, 1/17/25 @
$175.00 5,094 92,762 (9,335)
JPMorgan Chase
AbbVie, Call, 1/17/25 @
$165.00 3,908 71,165 (9,956)
JPMorgan Chase
AbbVie, Call, 1/17/25 @
$170.00 3,908 71,165 (8,656)
JPMorgan Chase
Arthur J Gallagher, Call,
11/15/24 @ $250.00 3,234 80,863 (6,145)
UBS Investment Bank
Danaher, Call, 1/17/25 @
$300.00 2,316 57,835 (1,864)
JPMorgan Chase
Exelon, Call, 6/21/24 @
$47.00 643 2,416 (16)
Bank of America
Intercontinental Exchange,
Call, 1/17/25 @ $140.00 3,355 46,108 (3,623)
Bank of America
Intercontinental Exchange,
Call, 1/17/25 @ $145.00 3,355 46,108 (2,801)
Citibank
Intercontinental Exchange,
Call, 1/17/25 @ $125.00 4,511 61,995 (9,248)
Citibank
Intercontinental Exchange,
Call, 1/17/25 @ $130.00 4,511 61,995 (7,669)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$440.00 1,053 48,893 (5,818)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$450.00 1,053 48,893 (5,102)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$460.00 1,369 63,565 (5,798)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$480.00 1,369 63,565 (4,264)
Goldman Sachs
Marsh & McLennan, Call,
7/19/24 @ $210.00 1,432 29,496 (945)
Goldman Sachs
Marsh & McLennan, Call,
7/19/24 @ $220.00 1,432 29,496 (405)
Goldman Sachs
Marsh & McLennan, Call,
12/20/24 @ $210.00 5,944 122,434 (7,727)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $480.00 868 41,800 (3,928)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $490.00 868 41,800 (3,511)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $500.00 869 41,848 (3,033)
UBS Investment Bank
McDonald's, Call, 1/17/25
@ $320.00 2,214 62,424 (1,201)
UBS Investment Bank
McDonald's, Call, 1/17/25
@ $325.00 2,214 62,424 (919)
UBS Investment Bank
McDonald's, Call, 1/17/25
@ $330.00 2,214 62,424 (780)
Barclays Bank
Northrop Grumman, Call,
1/17/25 @ $490.00 2,587 123,829 (9,559)
Wells Fargo Bank
NXP Semiconductors, Call,
6/21/24 @ $220.00 482 11,942 (1,648)
Wells Fargo Bank
Republic Services, Call,
7/19/24 @ $170.00 651 12,463 (1,575)
Wells Fargo Bank
Republic Services, Call,
7/19/24 @ $175.00 651 12,463 (1,283)
Citibank
Roper Technologies, Call,
12/20/24 @ $580.00 1,267 71,058 (4,206)
Citibank
Roper Technologies, Call,
12/20/24 @ $600.00 1,783 99,998 (4,208)
Citibank
Roper Technologies, Call,
12/20/24 @ $620.00 516 28,939 (846)
Citibank
Roper Technologies, Call,
12/20/24 @ $640.00 516 28,939 (586)
Goldman Sachs
Salesforce, Call, 6/21/24 @
$230.00 322 9,698 (2,417)
Goldman Sachs
Salesforce, Call, 6/21/24 @
$240.00 322 9,698 (2,114)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/17/25 @ $650.00 1,001 58,179 (2,733)
Citibank
UnitedHealth Group, Call,
1/17/25 @ $580.00 2,096 103,689 (2,793)
JPMorgan Chase
UnitedHealth Group, Call,
1/17/25 @ $600.00 2,209 109,279 (2,253)
Goldman Sachs
Visa, Class A, Call, 6/21/24
@ $250.00 161 4,493 (534)
Goldman Sachs
Visa, Class A, Call, 6/21/24
@ $260.00 161 4,493 (390)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $305.00 1,395 38,932 (1,712)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $310.00 1,395 38,932 (1,468)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $315.00 1,396 38,960 (1,246)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Yum! Brands, Call, 1/17/25
@ $145.00 3,276 45,422 (2,473)
JPMorgan Chase
Yum! Brands, Call, 1/17/25
@ $150.00 3,276 45,422 (1,769)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $140.00 2,885 40,001 (3,130)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $145.00 8,096 112,251 (6,113)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $150.00 8,096 112,251 (4,372)
Total Options Written (Premiums $(111,543)) $ (183,798)

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CMS Energy  $ — $ 3,877 $ —
CMS Energy, 5.875%, 10/15/78  (37) (769) 549
CMS Energy, 5.875%, 3/1/79  (71) (161) 354
Revvity  — (44,390) 699
SCE Trust IV, Series J, VR, 5.375%  (534) 1,878 253
T. Rowe Price Institutional Floating Rate Fund –
Institutional Class, 8.57%  — (6) 18,756
T. Rowe Price Government Reserve Fund, 5.39% — — 46,607
Totals $ (642) # $ (39,571) $ 67,218 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
CMS Energy  $ — $ 113,850 $ — $ 117,727
CMS Energy, 5.875%, 10/15/78  40,812 — 3,871 36,172
CMS Energy, 5.875%, 3/1/79  30,096 — 8,736 21,199
Revvity  1,090,876 98,085 — 1,144,571
SCE Trust IV, Series J, VR,
5.375%  21,835 — 6,348 17,365
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 8.57%  842,670 18,551 — 861,215
T. Rowe Price Government
Reserve Fund, 5.39% 3,237,133 ¤ ¤ 3,342,927
Total $ 5,541,176 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $67,218 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,594,833.

T. ROWE PRICE Capital Appreciation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Capital Appreciation Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable,

T. ROWE PRICE Capital Appreciation Fund

including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 12,371,536 $ — $ 12,371,536
Bond Mutual Funds 861,215 — — 861,215
Common Stocks 37,522,835 — 123,055 37,645,890
Convertible Preferred Stocks — — 149,281 149,281
Corporate Bonds — 6,260,402 — 6,260,402
Preferred Stocks 75,755 — — 75,755
Short-Term Investments 3,342,927 — — 3,342,927
Total $ 41,802,732 $ 18,631,938 $ 272,336 $ 60,707,006
Liabilities
Options Written $ — $ 183,798 $ — $ 183,798
1
Includes Asset-Backed Securities, Bank Loans and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F72-054Q1 03/24